UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Jacqui Hughes

c/o Martin Currie, Inc.

Saltire Court

20 Castle Terrace

Edinburgh

Scotland EH1 2ES

Copy to:

Lorraine McFarlane

c/o Martin Currie, Inc.

Saltire Court

20 Castle Terrace

Edinburgh

Scotland EH1 2ES

(Name and address of agent for service)

Registrant's telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2007

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedules of Investments.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2007 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS† – 99.3%
EUROPE – 68.7%
DENMARK – 3.0%
Danske Bank A/S	8,700	$400,722
Novozymes A/S, Series B	4,762	411,206
TOTAL DENMARK – (Cost $735,252)		811,928
FINLAND – 1.6%
Fortum Oyj	15,842	436,079
TOTAL FINLAND – (Cost $373,640)		436,079
FRANCE – 9.8%
Accor	5,121	424,495
Casino Guichard Perrachon SA	4,115	357,195
Electricite de France	6,813	474,621
PPR	3,276	483,338
Rhodia*	126,982	456,785
Vallourec	1,720	444,541
TOTAL FRANCE – (Cost $2,356,740)		2,640,975
GERMANY – 11.3%
Allianz SE	3,150	628,149
Fresenius Medical Care AG & Co.*	3,147	420,418
MAN AG	3,744	393,893
RWE	4,656	485,471
Siemens AG	6,551	721,567
United Internet AG	21,061	393,082
TOTAL GERMANY – (Cost $2,439,951)		3,042,580
GREECE – 2.3%
National Bank of Greece	11,781	609,584
TOTAL GREECE – (Cost $385,336)		609,584
IRELAND – 1.7%
Bank of Ireland	21,165	473,641
TOTAL IRELAND – (Cost $429,098)		473,641
ITALY – 4.8%
Fiat S.p.A.*	26,476	573,859
Telecom Italia S.p.A.	12,622	31,635
UniCredito Italiano	75,756	701,030
TOTAL ITALY – (Cost $775,494)		1,306,524

	Shares	US Value (a)
COMMON STOCKS† – Continued
EUROPE – Continued
KAZAKHSTAN – 1.7%
Kazkommertsbank, GDR, 144A*	20,782	$463,439
TOTAL KAZAKHSTAN – (Cost $423,210 )		463,439
NETHERLANDS – 2.0%
Philips Electronics	13,610	529,319
TOTAL NETHERLANDS – (Cost $353,239 )		529,319
NORWAY – 3.4%
SeaDrill Ltd*.	26,000	428,108
Telenor ASA	23,700	480,437
TOTAL NORWAY – (Cost $623,315 )		908,545
SPAIN – 1.3%
Tecnicas Reunidas	7,927	343,631
TOTAL SPAIN – (Cost $169,453 )		343,631
SWEDEN – 2.1%
Telefonaktiebolaget LM Ericsson, Series B	141,808	561,115
TOTAL SWEDEN – (Cost $499,128 )		561,115
SWITZERLAND – 10.5%
ABB	31,505	557,319
Adecco	6,208	398,842
Julius Baer Holding	3,669	439,873
Phonak Holding AG	4,353	336,892
Swiss Reinsurance	5,432	451,629
UBS AG	10,352	647,598
TOTAL SWITZERLAND – (Cost $2,104,475 )		2,832,153
UNITED KINGDOM – 13.2%
BHP Billiton	31,410	585,022
BP	68,471	719,035
Capita Group PLC	31,997	398,561
HSBC Holdings PLC	42,761	777,115
Prudential	24,613	331,730
Vodafone Group	261,302	759,802
TOTAL UNITED KINGDOM – (Cost $3,191,085 )		3,571,265
TOTAL EUROPE – (Cost $14,859,416)		18,530,778
JAPAN – 19.9%
Denso	11,300	453,198
East Japan Railway Co.	54	374,528
Hitachi Construction Machinery	14,300	401,699
Itochu	45,000	393,023

	Shares	US Value (a)
COMMON STOCKS† – Continued
JAPAN – Continued
Lintec Corp.	17,600	$328,870
Nomura Holdings	22,900	465,856
Orix	1,580	453,000
Secom Co. Ltd.	6,900	340,769
Sekisui House	29,000	406,596
Shin-Etsu Chemical	6,800	441,763
Sumitomo Electric Industries	23,100	353,735
Sumitomo Mitsui Financial Group	47	479,035
Takeda Chemical Industries	7,400	482,582
TOTAL JAPAN – (Cost $4,511,205)		5,374,654
LATIN AMERICA – 1.3%
BRAZIL – 1.3%
Unibanco - Uniao de Bancos Brasileiros, ADR*	3,700	350,871
TOTAL BRAZIL – (Cost $301,885 )		350,871
TOTAL LATIN AMERICA – (Cost $301,885)		350,871
PACIFIC BASIN – 9.4%
AUSTRALIA – 1.5%
Zinifex Ltd.	31,142	396,607
TOTAL AUSTRALIA – (Cost $247,064 )		396,607
HONG KONG – 2.5%
China Mobile Ltd.	28,500	261,180
Sun Hung Kai Properties Ltd.	35,000	423,852
TOTAL HONG KONG – (Cost $668,956 )		685,032
INDONESIA – 1.4%
PT Telekomunikasi Indonesia, ADR	8,996	377,472
TOTAL INDONESIA – (Cost $250,862 )		377,472
SOUTH KOREA – 2.7%
POSCO	1,169	409,119
Samsung Electronics, GDR, 144A	1,078	326,365
TOTAL SOUTH KOREA – (Cost $643,631 )		735,484

	Shares	US Value (a)
COMMON STOCKS† – Continued
PACIFIC BASIN – Continued
TAIWAN – 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,041	$338,657
TOTAL TAIWAN – (Cost $306,992)		338,657
TOTAL PACIFIC BASIN – (Cost $2,117,505)		2,533,252
TOTAL COMMON STOCKS† – (Cost $21,790,011)		26,789,555
TOTAL INVESTMENTS – (Cost $21,790,011) – 99.3%		26,789,555
OTHER ASSETS LESS LIABILITIES – 0.7%		200,665
NET ASSETS – 100.0%		$26,990,220

Notes to Schedule of Investments

*                                         Non-income producing security.

(a)                                  The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At January 31, 2007, there were no fair valued securities in the Fund.

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Parts 1.7%, Automobiles 2.1%, Banks 13.0%, Banking and Insurance Services 5.8%, Building and Construction 1.7%, Chemicals 2.8%, Diversified 1.8%, Drugs & Health Care 1.8%, Electric Utilities 1.8%, Electrical Equipment 1.3%, Electronics 3.2%, Engineering 2.1%, Financial Services 12.5%, Import/Export 1.4%, Insurance 2.9%, Manufacturing 5.7%, Medical Products 4.3%, Metals 1.5%, Mining 2.2%, Oil & Gas 4.2%, Real Estate 1.6%, Retail 1.8%, Retail Grocery 1.3%, Security Services 1.3%, Semi-conductor Manufacturing Equipment 1.3%, Steel 3.1%, Telecommunications 3.8%, Telecommunications Equipment 2.1%, Telecommunications Services 3.2%, Transportation 1.4% Travel Services 1.6%, and Utilities 1.6% and Web Portals 1.4%.

ADR                     American Depositary Receipts

GDR                       Global Depositary Receipts

144A                    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

**                                  At January 31, 2007 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,255,113 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $255,569 and net appreciation for financial reporting purposes was $4,999,544. At January 31, 2007, aggregate cost for financial reporting purposes was $21,790,011.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2007 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – 99.8%
AFRICA – 9.6%
SOUTH AFRICA – 9.6%
Aquarius Platinum Ltd.	604,517	$15,784,447
Bidvest Group*	275,228	5,144,805
Lewis Group	1,028,904	8,975,485
Mr. Price Group	1,683,999	6,995,288
MTN Group Ltd.	578,955	6,950,346
Sasol	211,416	7,185,275
TOTAL SOUTH AFRICA – (Cost $37,388,724)		51,035,646
TOTAL AFRICA – (Cost $37,388,724)		51,035,646
EUROPE – 16.3%
HUNGARY – 3.2%
MOL Magyar Olaj- es Gazipari Rt.	49,004	5,052,053
OTP Bank, GDR, #,144A	132,868	11,958,120
TOTAL HUNGARY – (Cost $9,986,244)		17,010,173
LUXEMBOURG – 1.0%
Ternium S.A., ADR*	199,292	5,119,811
TOTAL LUXEMBOURG – (Cost $4,236,658)		5,119,811
POLAND – 2.7%
Bank Zachodni WBK	99,541	8,889,815
Polski Koncern Naftowy Orlen S.A.	327,368	5,132,527
TOTAL POLAND – (Cost $7,441,912)		14,022,342
RUSSIA – 9.4%
JSC MMC Norilsk Nickel, ADR	67,220	11,360,180
LUKOIL, ADR	114,266	9,038,441
Mobile Telesystems, ADR	200,600	10,864,496
Gazprom OAO, ADR	436,711	18,756,737
TOTAL RUSSIA – (Cost $30,038,420)		50,019,854
TOTAL EUROPE – (Cost $51,703,234)		86,172,080
LATIN AMERICA – 20.3%
BRAZIL – 13.6%
AES Tiete, A Shares	267,178	8,069,240
Companhia Vale do Rio Doce, ADR	196,288	6,660,052
Lojas Renner	573,800	8,036,793
Medial Saude SA*	708,093	8,000,862
Petroleo Brasileiro, ADR	191,134	16,953,586
Rossi Residencial SA	678,100	7,566,192
Tam S.A., ADR*	240,900	7,860,567
Uniao de Bancos Brasileiros	973,100	9,121,452
TOTAL BRAZIL – (Cost $48,242,935)		72,268,744

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – Continued
LATIN AMERICA – Continued
MEXICO – 6.7%
Axtel S.A. de C.V*	2,343,200	$8,007,518
Corporacion GEO, Series B*	2,514,400	13,345,902
Grupo Financiero Banorte, Series O	3,553,866	14,140,916
TOTAL MEXICO – (Cost $12,284,793)		35,494,336
TOTAL LATIN AMERICA – (Cost $60,527,728)		107,763,080
MIDDLE EAST – 1.2%
ISRAEL – 1.2%
Bank Hapoalim	1,439,442	6,676,968
TOTAL ISRAEL – (Cost $6,193,412)		6,676,968
TOTAL MIDDLE EAST – (Cost $6,193,412)		6,676,968
NORTH AMERICA – 1.7%
CANADA – 1.7%
Crew Gold Corp.*	3,886,158	8,875,217
TOTAL CANADA – (Cost $8,318,853)		8,875,217
TOTAL NORTH AMERICA – (Cost $8,318,853)		8,875,217
OTHER AREAS – 8.7%
INDIA – 8.7%
Bharat Heavy Electrical, American Style Call Warrants, expiring 1/23/08, * # ^,144A	147,577	8,412,893
Bharti Tele-Ventures, American Style Call Warrants, expiring 8/10/07, * # ^, 144A	782,406	12,534,535
Housing Development Finance Corp. Ltd.	195,020	7,379,159
ITC Ltd.	2,193,561	8,667,551
Tata Consultancy SVS, American Style Call Warrants, expiring 12/9/07* # ^, 144A	154,740	8,959,616
TOTAL INDIA – (Cost $29,733,007)		45,953,754
INVESTMENT COMPANIES – 0.0%
The China Heartland Fund Ltd.* # ^ (b)	16,206	—
TOTAL INVESTMENT COMPANIES – (Cost $34,138)		—
TOTAL OTHER AREAS – (Cost $29,733,007)		45,953,754
PACIFIC BASIN – 42.0%
HONG KONG – 10.3%
China Life Insurance Co. Ltd.	3,344,000	9,786,732
China Merchants Bank Co. Ltd.*	4,479,000	9,672,169
China Mobile Ltd.	2,386,000	21,865,796

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – Continued
PACIFIC BASIN – Continued
HONG KONG – Continued
CNOOC	7,529,000	$6,403,105
Shimao Property Holdings Ltd.*	4,328,500	6,652,791
TOTAL HONG KONG – (Cost $32,150,739)		54,380,593
INDONESIA – 2.0%
PT Telekomunikasi Indonesia, Series B	10,343,000	10,740,808
TOTAL INDONESIA – (Cost $7,192,103)		10,740,808
MALAYSIA – 2.7%
Bumiputra-Commerce Holdings	2,504,743	6,582,956
Resorts World Berhad	1,732,500	7,720,897
TOTAL MALAYSIA – (Cost $13,305,629)		14,303,853
SOUTH KOREA – 14.4%
GS Engineering & Construction Corp.	100,945	8,362,942
Hana Tour Service	139,114	10,269,169
Hyundai Development Co.	138,580	7,315,376
Hyundai Heavy Industries	53,292	7,669,746
Kookmin Bank	77,912	6,198,204
KT&G Corp.	121,120	7,371,403
POSCO	24,169	8,458,508
Samsung Electronics	33,821	20,799,107
TOTAL SOUTH KOREA – (Cost $59,745,997)		76,444,455
TAIWAN – 12.6%
Acer, Inc.	4,366,000	8,220,974
Cathay Financial Holding Co. Ltd.	3,064,000	6,792,966
Delta Electronics, Inc.	2,321,000	7,577,596
Hon Hai Precision Industry	1,864,000	12,737,267
Kye Systems	1	1
Shin Kong Financial Holding Co. Ltd.	10,572,553	10,595,993
Taiwan Semiconductor Manufacturing	10,092,138	20,658,125
TOTAL TAIWAN – (Cost $59,962,500)		66,582,922
TOTAL PACIFIC BASIN – (Cost $172,356,968)		222,452,631
TOTAL COMMON STOCKS AND WARRANTS† – (Cost $366,221,926)		528,929,476
TOTAL INVESTMENTS – (Cost $366,221,926) – 99.8%		528,929,476
OTHER ASSETS LESS LIABILITIES – 0.2%		847,612
NET ASSETS – 100.0%		$529,777,088

Notes to Schedule of Investments

*                                         Non-income producing security.

#                                         Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.

^                                          Security fair valued using methods determined in good faith by or at the direction of the Trustees (see note a).

(a)                                  The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At January 31, 2007, China Heartland Fund Ltd was fair valued at zero.

(b)                                 Martin Currie Investment Management Ltd., an affiliate of Martin Currie Inc., provides investment management services to The China Heartland Fund Ltd. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies. As of January 31, 2007, trading of shares of The China Heartland Fund Ltd. had been suspended pending liquidation of the entity.

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Airlines 1.5%, Banks 11.1%, Building & Construction 3.0%, Computers 4.0%, Diversified 1.0%, Electric Utilities 1.5%, Electronics 5.3%, Finance 8.4%, Financial Services 4.7%, Gas & Pipeline Utilities 3.5%, Homebuilders 2.5%, Homebuilding 1.4%, Hotel & Restaurants 1.5%, Household Appliances & Home Furnishing 1.7%, Insurance 1.9%, Medical Services 1.5%, Metals 6.4%, Mining 1.7%, Oil & Gas 2.1%, Oil-Refining And Marketing 1.0%, Oil Integrated 6.2%, Real Estate 1.3%, Retail 2.8%, Semi-Conductor Manufacturing Equipment 3.9%, Shipbuilding 1.4%, Steel 2.6%, Telecommunications 9.7%, Telecommunications Services 1.3%, Tobacco 3.0% and Transport Services 1.9%.

ADR                     American Depositary Receipts

GDR                       Global Depositary Receipts

144A                    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

**                                  At January 31, 2007 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $166,261,201 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,553,651 and net appreciation for financial reporting purposes was $162,707,550. At January 31, 2007, aggregate cost for financial reporting purposes was $366,221,926.

MCBT JAPAN MID CAP FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (Unaudited)

		US
	Shares	Value (a)
COMMON STOCKS 99.2%
APPAREL & TEXTILES – 1.7%
Onward Kashiyama	118,000	$1,571,313
AUTO PARTS – 4.4%
Aisin Seiki	99,100	3,227,237
NOK	40,700	714,982
		3,942,219
BANKS – 10.2%
Bank of Fukuoka/The	284,000	2,259,198
Bank Of Yokohama	287,000	2,318,735
Mitsui Trust Holdings	166,000	1,817,087
Sapporo Hokuyo Holdings	138	1,383,659
Tokyo Star Bank/The	478	1,417,998
		9,196,677
BUILDING AND CONSTRUCTION – 3.0%
PanaHome Corp.	64,000	440,172
Sanwa Shutter	115,000	689,924
Taiheiyo Cement Corp.	347,000	1,569,954
		2,700,050
CHEMICALS – 2.9%
Nifco	62,400	1,468,479
Nippon Paint Co. Ltd.	51,000	269,200
Nitto Denko	18,600	910,888
		2,648,567
COMPUTER SERVICES – 2.0%
TIS	83,900	1,831,923
COMPUTERS – 4.3%
Hitachi Systems & Services	62,000	1,361,452
Miraial Co. Ltd.	2,800	296,984
OBIC	10,420	2,206,090
		3,864,526
CONSTRUCTION – 1.6%
Daiwa House Industry	84,000	1,419,954
ELECTRIC UTILITIES – 2.3%
Yokogawa Electric	127,800	2,083,051
ELECTRICAL EQUIPMENT – 5.2%
Hirose Electric	7,500	888,714
Ricoh Co. Ltd.	77,000	1,678,074

		US
	Shares	Value (a)
COMMON STOCK – Continued
ELECTRICAL EQUIPMENT – Continued
Sumitomo Electric Industries	138,000	$2,113,225
		4,680,013
ELECTRONICS – 2.1%
Nihon Dempa Kogyo Co. Ltd.	23,300	1,044,523
Ryoyo Electro Corp.	60,900	888,671
		1,933,194
GAS DISTRIBUTION – 3.6%
Taiyo Nippon Sanso Corp.	145,000	1,321,677
Osaka Gas Co. Ltd.	498,000	1,935,383
		3,257,060
IMPORT/EXPORT – 8.2%
Itochu	312,000	2,724,959
Sumitomo	99,534	1,543,981
Toyota Tsusho	120,100	3,154,765
		7,423,705
INDUSTRIAL MACHINERY – 1.6%
THK	61,100	1,478,389
INSURANCE – 2.1%
Nipponkoa Insurance	236,000	1,936,029
LEASE RENTAL OBLIGATIONS – 1.6%
Diamond Lease Co. Ltd.	28,200	1,404,392
MANUFACTURING – 4.1%
Amano	149,200	1,938,561
Arrk Corp.	122,800	1,766,497
		3,705,058
MEDICAL PRODUCTS – 4.5%
Dainippon Sumitomo Pharma Co. Ltd.	221,000	2,539,998
Miraca Holdings, Inc.	66,100	1,528,166
		4,068,164
METAL PROCESSORS & FABRICATORS – 1.4%
NTN	142,000	1,284,919
REAL ESTATE – 4.8%
Arnest One	85,400	1,174,002
Diamond City Co. Ltd.	11,200	472,390

		US
	Shares	Value (a)
COMMON STOCKS – Continued
REAL ESTATE – Continued
Leopalace21	83,100	$2,644,216
		4,290,608
RESTAURANTS – 0.6%
Ootoya Co. Ltd. #	49,400	546,478
RETAIL – 7.9%
Don Quijote Co. Ltd.	74,200	1,592,460
Edion	94,200	1,325,419
Geo	855	1,749,959
Shimachu	62,600	1,722,174
Shimamura	7,200	741,001
		7,131,013
SCHOOLS – 0.6%
TAC	117,600	567,146
STEEL – 2.1%
Sumitomo Metal Industries Ltd.	457,000	1,938,880
TIRES & RUBBER – 4.1%
JSR	70,300	1,671,867
Zeon	179,000	2,029,102
		3,700,969
TRANSPORT SERVICES – 2.5%
Hitachi Transport System, Ltd.	74,200	783,933
Kamigumi	171,000	1,436,808
		2,220,741
TRANSPORTATION – 7.6%
Daihatsu Motor	162,655	1,660,515
Keio Electric Railway	208,000	1,380,577
Nippon Yusen Kabushiki Kaisha	317,000	2,424,519
West Japan Railway	315	1,404,292
		6,869,903
TRAVEL SERVICES – 2.2%
H.I.S.	72,500	1,970,500
TOTAL COMMON STOCKS – (Cost $78,425,910)		89,665,441

	Principal
	Amount
SHORT-TERM INVESTMENT – 0.1%
Repurchase Agreement with State Street Bank and Trust, 3.00%, 02/01/2007	72,000	$72,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $72,000)		72,000
TOTAL INVESTMENTS – (Cost $78,497,910) – 99.3%		89,737,441
OTHER ASSETS LESS LIABILITIES – 0.7%		646,528
NET ASSETS – 100.0%		$90,383,969

Notes to Schedule of Investments

#                                         Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.

(a)                                  The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At January 31, 2007, there were no fair valued securities in the Fund.

(c)                                  The repurchase agreement, dated 1/31/2007, due 2/1/2007 with repurchase proceeds of $72,006 is collateralized by United States Treasury Bond, 7.125% due 2/15/2023 with a market value of $75,311.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

**                                  At January 31, 2007 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $13,344,374 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,104,843 and net appreciation for financial reporting purposes was $11,239,531. At January 31, 2007, aggregate cost for financial reporting purposes was $78,425,910.

MCBT PAN EUROPEAN MID CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2007 (Unaudited)

		US
	Shares	Value (a)
COMMON STOCKS† – 95.5%
BERMUDA – 2.0%
Ship Finance International	128,178	$3,041,664
TOTAL BERMUDA – (Cost $2,568,407)		3,041,664
DENMARK – 3.0%
DSV	25,811	4,444,105
TOTAL DENMARK – (Cost $1,957,645)		4,444,105
FRANCE – 10.2%
Air France-KLM	134,398	6,046,784
Casino Guichard Perrachon SA	61,863	5,369,898
Vallourec	15,015	3,880,689
TOTAL FRANCE – (Cost $9,345,098)		15,297,371
GERMANY – 14.9%
Deutsche Boerse AG	31,674	6,655,117
Fresenius Medical Care AG & Co.	31,156	4,162,233
Lanxess*	98,641	5,098,836
MAN AG	62,493	6,574,661
TOTAL GERMANY – (Cost $13,185,653)		22,490,847
IRELAND – 5.8%
Anglo Irish Bank	262,411	5,313,276
Irish Life & Permanent PLC	129,609	3,479,872
TOTAL IRELAND – (Cost $4,787,042)		8,793,148
ITALY – 3.7%
Banco Popolare di Verona e Novara Scrl	177,799	5,589,429
TOTAL ITALY – (Cost $4,714,889)		5,589,429
LUXEMBOURG – 4.2%
Millicom International Cellular SA*	96,187	6,390,664
TOTAL LUXEMBOURG – (Cost $3,661,845)		6,390,664
NETHERLANDS – 5.5%
Randstad Holding	70,373	4,709,853
TomTom NV*	85,374	3,566,272
TOTAL NETHERLANDS – (Cost $6,314,228)		8,276,125
NORWAY – 4.5%
Petroleum Geo-Services*	291,000	6,796,723
TOTAL NORWAY – (Cost $2,991,380)		6,796,723
PORTUGAL – 8.9%
Banco Espirito Santo SA	383,640	7,365,249

		US
	Shares	Value (a)
COMMON STOCKS † – Continued
PORTUGAL – Continued
Sonae S.G.P.S., S.A.	2,696,176	$5,973,901
TOTAL PORTUGAL – (Cost $9,657,264)		13,339,150
SPAIN – 6.7%
Abertis Infraestructuras S.A.	147,303	4,221,800
Grupo Ferrovial	57,885	5,790,356
TOTAL SPAIN – (Cost $5,965,270)		10,012,156

SWEDEN – 3.0%
Swedish Match	251,738	4,455,251
TOTAL SWEDEN – (Cost $3,062,266)		4,455,251
SWITZERLAND – 9.1%
Julius Baer Holding	43,090	5,166,019
Phonak Holding AG	59,580	4,611,084
Société Générale de Surveillance	3,579	3,925,346
TOTAL SWITZERLAND – (Cost $9,150,235)		13,702,449
UNITED KINGDOM – 14.0%
Collins Stewart PLC*	381,778	1,835,817
Investec PLC	299,578	3,672,742
Man Group PLC	375,726	3,947,462
Resolution PLC	516,812	6,620,275
Tullett Prebon PLC*	399,045	5,052,900
TOTAL UNITED KINGDOM – (Cost $16,236,232)		21,129,196
TOTAL COMMON STOCKS† – (Cost $93,597,454)		143,758,278
PREFERRED STOCKS† – 3.5%
GERMANY – 3.5%
ProSiebenSat.1 Media	157,270	5,294,575
TOTAL GERMANY – (Cost $2,121,066)		5,294,575
TOTAL PREFERRED STOCKS† – (Cost $2,121,066)		5,294,575

	Principal
	Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement with State Street Bank and Trust, 3.00%, 02/01/2007 (b)	$1,825,000	1,825,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $1,825,000)		1,825,000

US
Value (a)
TOTAL INVESTMENTS – (Cost $97,543,520) – 100.2%	$150,877,853
OTHER ASSETS LESS LIABILITIES – (0.2)%	(342,291)
NET ASSETS – 100.0%	$150,535,562

Notes to Schedule of Investments

*                 Non-income producing security.

(a)          The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At January 31, 2007, there were no fair valued securities in the Fund.

(b)                                 The repurchase agreement, dated 1/31/2007, due 2/1/2007 with repurchase proceeds of $1,825,152 is collateralized by United States Treasury Bond, 7.125% due 2/15/2023 with a market value of $1,863,947.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Airlines 4.0%, Bank Investment Contracts 4.5%, Banks 15.5%, Building and Construction 6.7%, Chemicals 3.4%, Commercial Services 2.6%, Finance 9.0%, Finance & Banking 2.4%, Financial Services 4.9%, Human Resources 3.1%, Insurance 4.4%, Manufacturing 4.4%, Medical Products 5.8%, Multimedia 3.5%, Retail 4.0%, Retail Grocery 3.6%, Software 2.4%, Steel 2.6%, Telecommunications Services 4.2%, Tobacco 3.0%, Transportation 3.0% and Transport Services 2.0%.

**                                  At January 31, 2007 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $53,577,012 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $242,679 and net appreciation for financial reporting purposes was $53,334,333. At January 31, 2007, aggregate cost for financial reporting purposes was $97,543,520.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)  that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: 3/29/07	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: 3/29/07	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: 3/29/07	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)          Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)       Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.